Land Use Rights (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Short-term Bank Loans and Notes Payable	$ 68,313,619	$ 73,986,211
Amortization of Leased Asset	67,131	79,353	$ 41,600
Use Rights [Member]
Short-term Bank Loans and Notes Payable	1,667,055	$ 1,898,402	$ 2,394,716
Land Use Rights Sold	452,955
Proceeds from Sale of Intangible Assets	447,366
Gain (Loss) on Disposition of Intangible Assets	$ 5,589